New Accounting Standards Not Yet in Effect - Summary of Accounting Standards (Detail)	12 Months Ended
Dec. 31, 2023
IFRS 17– Insurance Contracts 1
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2023
Amendments IAS 1 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2023
Amendments IAS 1 and IFRS 2 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2023
Amendments IAS 12 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2023
Amendments IAS 8 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2023